Condensed Statements of Operations - USD ($)	3 Months Ended		5 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Cost of sales									$ 24,264,000
Gross profit									24,774,000
Operating expenses:
Selling, general, and administrative expense									27,276,000
Total operating expenses									35,232,000
Formation and operating costs	$ 837,555	$ 193,673	$ 9,963		$ 2,389,231	$ 991,071		$ 1,705,315
Operating loss	(837,555)	(193,673)	(9,963)		(2,389,231)	(991,071)		(1,705,315)	(10,458,000)
Other income (expense):
Change in fair value of warrant liability	291,180	1,139,452			212,600	4,776,047		5,191,127
Gain on extinguishment of over-allotment liability						258,440		258,440
Dividend income on marketable securities held in Trust Account	697,219	253,141			1,966,104	253,141		2,859,903
Total other expense	988,399	1,392,593			2,178,704	5,287,628		8,309,470
Loss before income taxes									(11,357,000)
Net income (loss)	150,844	1,198,920	$ (9,963)		$ (210,527)	$ 4,296,557		$ 6,604,155	(12,053,000)
DIH Holding US, Inc. [Member]
Revenue	13,174,000	7,870,000					$ 54,998,000		49,038,000
Cost of sales	6,892,000	3,333,000					20,456,000		24,264,000
Gross profit	6,282,000	4,537,000					34,542,000		24,774,000
Operating expenses:
Selling, general, and administrative expense	6,693,000	5,966,000					26,415,000		27,276,000
Research and development	1,788,000	2,190,000					8,345,000		7,956,000
Total operating expenses	8,481,000	8,156,000					34,760,000		35,232,000
Operating loss	(2,199,000)	(3,619,000)					(218,000)		(10,458,000)
Other income (expense):
Interest expense	(232,000)	(212,000)					(780,000)		(517,000)
Other income (expense), net	(705,000)	501,000					667,000		(382,000)
Total other expense	(937,000)	289,000					(113,000)		(899,000)
Loss before income taxes	(3,136,000)	(3,330,000)					(331,000)		(11,357,000)
Income tax expense	226,000	628,000					2,030,000		696,000
Net income (loss)	$ (3,362,000)	$ (3,958,000)					$ (2,361,000)		$ (12,053,000)
Common Class A [Member]
Other income (expense):
Basic weighted average shares outstanding	5,670,123	20,200,000			8,800,870	15,847,514		18,041,644
Diluted weighted average shares outstanding	5,670,123	20,200,000			8,800,870	15,847,514		18,041,644
Basic net (loss) income per share	$ 0.01	$ 0.05			$ (0.01)	$ 0.20		$ 0.28
Diluted net (loss) income per share	$ 0.01	$ 0.05			$ (0.01)	$ 0.20		$ 0.28
Nonredeemable Common Stock [Member]
Other income (expense):
Basic weighted average shares outstanding	5,353,000	5,353,000		5,000,000	5,353,000	5,276,939		5,315,282
Diluted weighted average shares outstanding	5,353,000	5,353,000		5,000,000	5,353,000	5,276,939		5,315,282
Basic net (loss) income per share	$ 0.01	$ 0.05		$ (0.00)	$ (0.01)	$ 0.20		$ 0.28
Diluted net (loss) income per share	$ 0.01	$ 0.05		$ (0.00)	$ (0.01)	$ 0.20		$ 0.28